Real Estate and Real Estate-Related Intangibles	12 Months Ended
Dec. 31, 2017
Real Estate [Abstract]
Real Estate and Real Estate-Related Intangibles
—Real Estate and Real Estate-Related Intangibles
The Company's real estate assets consist of the following ($ in thousands)(1):

	As of
	December 31, 2017	December 31, 2016
Land and land improvements, at cost	$220,749	$41,160
Buildings and improvements, at cost	192,396	124,539
Less: accumulated depreciation	(4,253)	(61,221)
Total real estate, net	$408,892	$104,478
Real estate-related intangible assets, net	138,725	32,680
Total real estate, net and real estate-related intangible assets, net	$547,617	$137,158
_______________________________________________________________________________

(1)
On April 14, 2017, the Company, through a merger and other formation transactions, acquired the Initial Portfolio from iStar and accounted for the acquisition as a business combination pursuant to ASC 805. As a result, the Company recorded the assets acquired and liabilities assumed at their acquisition date fair values. In February 2017, the Company sold a parking facility from its Park Hotels Portfolio for $0.5 million that had been previously impaired and had a carrying value of zero.

Real estate-related intangible assets, net consist of the following items ($ in thousands)(1):

	As of
	December 31, 2017	December 31, 2016
Above-market lease assets, net(2)	$77,197	$—
In-place lease assets, net(3)	35,744	—
Below-market lease asset, net(4)	25,784	—
Lease incentives, net(5)	—	32,545
Other intangible assets, net	—	135
Real estate-related intangible assets, net	$138,725	$32,680
_______________________________________________________________________________

(1)
On April 14, 2017, the Company, through a merger and other formation transactions, acquired the Initial Portfolio from iStar and accounted for the acquisition as a business combination pursuant to ASC 805. As a result, the Company recorded the assets acquired and liabilities assumed at their acquisition date fair values.

(2)
Above-market lease assets are recognized during business combinations when the present value of market rate rental cash flows over the term of a lease is less than the present value of the contractual in-place rental cash flows. Accumulated amortization on above-market lease assets was $0.9 million as of December 31, 2017. The amortization of above-market lease assets decreased "Ground and other lease income" in the Company's consolidated statements of operations by $0.9 million for the period from April 14, 2017 to December 31, 2017. Above-market lease assets are amortized over the non-cancelable term of the leases.

(3)
In-place lease assets are recognized during business combinations and are estimated based on the value associated with the costs avoided in originating leases comparable to the acquired in-place leases as well as the value associated with lost rental revenue during the assumed lease-up period. Accumulated amortization on in-place lease assets was $2.2 million as of December 31, 2017. The amortization expense for in-place leases was $2.2 million for the period from April 14, 2017 to December 31, 2017. This amount is included in "Depreciation and amortization" in the Company's consolidated statements of operations. In-place lease assets are amortized over the non-cancelable term of the leases.

(4)
Below-market lease asset, net resulted from the acquisition of the Initial Portfolio and relates to a property that is majority-owned by a third party and is ground leased to the Company. The Company is obligated to pay the third-party owner of the property $0.4 million, subject to adjustment for changes in the CPI, per year through 2044; however, the Company's tenant pays this expense directly under the terms of a master lease. Accumulated amortization on the below-market lease asset was $0.7 million as of December 31, 2017. The amortization expense for the Company's below-market lease asset was $0.7 million for the period from April 14, 2017 to December 31, 2017. This amount is included in "Real estate expense" in the Company's consolidated statements of operations. The below-market lease asset is amortized over the non-cancelable term of the lease.

(5)
Accumulated amortization on lease incentives was $2.1 million as of December 31, 2016. The amortization of lease incentives decreased "Ground and other lease income" in the Company's combined statements of operations by $0.1 million for the period from January 1, 2017 to April 13, 2017 and $0.4 million and $0.3 million for the years ended December 31, 2016 and 2015, respectively. Lease incentive assets are amortized over the non-cancelable term of the leases.

The estimated expense from the amortization of real estate-related intangible assets for each of the five succeeding fiscal years is as follows ($ in thousands) (1):

Year	Amount
2018	5,376
2019	5,376
2020	5,376
2021	5,376
2022	5,376
_______________________________________________________________________________

(1)	As of December 31, 2017, the weighted average amortization period for the Company's real estate-related intangible assets was approximately 60 years.

Real estate-related intangible liabilities, net consist of the following items ($ in thousands)(1):

	As of
	December 31, 2017	December 31, 2016
Below-market lease liabilities(2)	$57,959	$—
Real estate-related intangible liabilities, net	$57,959	$—
_______________________________________________________________________________

(1)
On April 14, 2017, the Company, through a merger and other formation transactions, acquired the Initial Portfolio from iStar and accounted for the acquisition as a business combination pursuant to ASC 805. As a result, the Company recorded the assets acquired and liabilities assumed at their acquisition date fair values.

(2)
Below-market lease liabilities are recognized during business combinations when the present value of market rate rental cash flows over the term of a lease exceeds the present value of the contractual in-place rental cash flows. Accumulated amortization on below-market lease liabilities was $0.4 million as of December 31, 2017. The amortization of below-market lease liabilities increased "Ground and other lease income" in the Company's consolidated statements of operations by $0.4 million for the period from April 14, 2017 to December 31, 2017.

Acquisitions—On April 14, 2017, the Company, through a merger and other formation transactions, acquired the Initial Portfolio from iStar and accounted for the acquisition as a business combination pursuant to ASC 805. On June 28, 2017, the Company separately acquired two additional Ground Leases (described below) from third party sellers for an aggregate purchase price of approximately $142.0 million and accounted for the acquisitions as business combinations pursuant to ASC 805.

The Company also acquired the Ground Lease at 6201 Hollywood Boulevard, a 183,802 square foot land parcel subject to a long term Ground Lease located in Los Angeles, CA in the Hollywood neighborhood adjacent to the Hollywood/Vine metro station. The land is improved with approximately 535 apartments, 71,200 square feet of retail space, 1,300 underground parking spaces, and signage facing Hollywood Boulevard. The Ground Lease had 87 years remaining on its term.
The Company also acquired the Ground Lease at 6200 Hollywood Boulevard, a 143,151 square foot land parcel subject to a long term Ground Lease located in Los Angeles, CA in the Hollywood neighborhood adjacent to the Hollywood/Vine metro station. The site is currently under construction; once completed, it will be improved with approximately 507 apartments, 56,100 square feet of retail space, 1,237 underground parking spaces, and signage facing Hollywood Boulevard. The Ground Lease had 87 years remaining on its term.

The Company's preliminary purchase price allocations for the acquisitions accounted for as business combinations are presented in the table below ($ in thousands):

	Initial Portfolio	6200 Hollywood Blvd.	6201 Hollywood Blvd.	Total
Assets
Land and land improvements, at cost	$73,472	$68,140	$72,836	$214,448
Buildings and improvements, at cost	192,396	—	—	192,396
Real estate	265,868	68,140	72,836	406,844
Real estate-related intangible assets(1)	124,017	5,500	3,258	132,775
Other assets	1,174	—	—	1,174
Total assets	$391,059	$73,640	$76,094	$540,793

Liabilities
Real estate-related intangible liabilities(2)	$50,644	$—	$7,734	$58,378
Debt obligations	227,415	—	—	227,415
Total liabilities	278,059	—	7,734	285,793
Purchase Price(3)	$113,000	$73,640	$68,360	$255,000
_______________________________________________________________________________

(1)
Intangible assets primarily includes above market and in-place lease assets related to the acquisition of real estate assets. The amortization of above market lease assets is recorded as a reduction to "Ground and other lease income" in the Company's consolidated and combined statements of operations and are amortized over the term of the leases. The amortization expense for in-place leases is recorded in "Depreciation and amortization" in the Company's consolidated statements of operations. In addition, intangible assets from the acquisition of the Initial Portfolio includes a below market lease asset on a property that is majority-owned by a third party that is ground leased to the Company. The Company is obligated to pay the third-party owner of the property $0.4 million, subject to adjustment for changes in the CPI, per year through 2044; however, the Company's tenant pays this expense directly under the terms of a master lease. The amortization of the below market lease asset is recorded to "Real estate expense" in the Company's consolidated statements of operations.

(2)
Intangible liabilities includes below market lease liabilities related to the acquisition of real estate assets. The amortization of below market lease liabilities is recorded as an increase to "Ground and other lease income" in the Company's consolidated statements of operations.

(3)	The Company paid $340.0 million in total consideration to iStar for the Initial Portfolio, including the proceeds from the 2017 Secured Financing.

The following unaudited table summarizes the Company's pro forma revenues and net income (loss) for the years ended December 31, 2017 and 2016, as if the acquisition of the Initial Portfolio, 6200 Hollywood Boulevard and 6201 Hollywood Boulevard were completed on January 1, 2016 ($ in thousands):

	For the Years Ended December 31,
	2017	2016
Pro forma revenues	$25,828	$27,422
Pro forma net income (loss) (1)	(803)	5,484
_______________________________________________________________________________

(1)
The combined statements of operations prior to April 14, 2017 represented the activity of the Predecessor and EPS was not applicable. The acquisition of the Initial Portfolio is included in EPS for the period from April 14, 2017 to December 31, 2017. The acquisitions of 6200 Hollywood Boulevard and 6201 Hollywood Boulevard would have increased EPS by $0.07 if the acquisitions had occurred on April 14, 2017.

From the date of acquisition through December 31, 2017, $16.1 million in total revenues and $8.5 million in net property-level income associated with the Initial Portfolio, 6200 Hollywood Boulevard and 6201 Hollywood Boulevard were included in the Company’s consolidated statements of operations. The pro forma revenues and net income are presented for informational purposes only and may not be indicative of what the actual results of operations of the Company would have been assuming the transaction occurred on January 1, 2016, nor do they purport to represent the Company’s results of operations for future periods.

On August 31, 2017, the Company closed on a Ground Lease at 3333 LifeHope in Atlanta, GA for a purchase price of $16.0 million and accounted for the acquisition as an asset acquisition recording $6.3 million in "Real estate, net" and $9.7 million in "Real estate-related intangible assets, net" on the Company's consolidated balance sheet. The property is being converted into a class-A medical office building. The Ground Lease has a term of 99 years and initial rent of $0.9 million, subject to annual increases of 2%. In addition, the ground lessee will construct a 185-space parking deck adjacent to the building scheduled to be completed in 2018, which will be engineered to accommodate future development of the site. The Company has a right of first refusal to provide funding for up to 30% of the construction cost of an additional 160,000 square feet of development on terms consistent with the Ground Lease. iStar, the Company's largest shareholder, committed to provide a $24.0 million construction loan to the ground lessee with an initial term of one year for the renovation of the property. In accordance with the Company's policy with respect to transactions in which iStar is also a participant, the Company's purchase of this Ground Lease was approved by the Company’s independent directors.
In October 2017, the Company entered into a purchase agreement to acquire land subject to a Ground Lease on which a 301 unit, luxury multi-family project known as “Great Oaks” is currently being constructed in San Jose, California. Pursuant to the purchase agreement, the Company will purchase the Ground Lease on November 1, 2020 from iStar for $34.0 million. iStar committed to provide a $80.5 million construction loan to the ground lessee. The Ground Lease expires in 2116. In accordance with the Company's policy with respect to transactions in which iStar is also a participant, the Company's purchase of this Ground Lease was approved by the Company’s independent directors.
Future Minimum Ground and Other Lease Payments—Future minimum Ground and Other Lease payments to be collected under non-cancelable leases, excluding percentage rent and other lease payments that are not fixed and determinable, in effect as of December 31, 2017, are as follows by year ($ in thousands):

Year	Leases with CPI Based Escalations	Leases with Fixed Escalations	Leases with Revenue Participation (1)	Total
2018	$4,993	$5,172	$10,032	$20,197
2019	4,993	5,245	10,032	20,270
2020	4,993	5,323	10,032	20,348
2021	4,993	5,409	10,032	20,434
2022	4,993	5,488	10,032	20,513
_______________________________________________________________________________

(1)	Represents contractual base rent only and does not include percentage rent that is not fixed and determinable.